UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21259

                             GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                     New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                                 New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-418-6134

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***

Investments in Investment Funds # ^ - 96.77%

Credit - 21.41%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$1,919,968	195	0.02%	$867,366	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	1,509,736	*	0.03%	1,410,190	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	11,549,935	*	0.53%	26,520,046	N/A	Quarterly
Bayview Opportunity Offshore IVa, L.P.	May-14	30,108,831	*	0.63%	31,770,560	Jun-19	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	1,933,817	*	0.11%	5,595,904	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	60,265,341	53,577	1.84%	93,109,731	N/A	Semi-Annually
Cerberus International Ltd., Class A	Dec-01	11,777,441	30	0.65%	32,938,391	(2)	(2)
Cerberus International SPV, Ltd., Class I	Jun-10	6,054,366	8,369	0.31%	15,770,791	(2)	(2)
JPS Credit Opportunities Fund (Cayman) Ltd., - Series C USD - Series 04 - 2014	Apr-14	100,000,000	100,000	2.05%	103,414,826	N/A	Quarterly
JPS Credit Opportunities Fund (Cayman) Ltd., - Series C USD - Series 10-2014	Oct-14	25,000,000	25,000	0.50%	25,292,157	N/A	Quarterly
King Street Capital, L.P.	Jun-02	58,675,604	*	2.71%	136,761,195	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	14,167,448	*	0.58%	29,076,384	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	79,013,335	74,790	2.38%	120,316,047	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B-1 USD Series 3	Nov-12	80,000,000	55,861	1.77%	89,474,793	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B-1 USD Series 25	Apr-13	15,000,000	9,764	0.31%	15,639,862	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B-1 USD Series 29	Aug-13	25,000,000	16,293	0.52%	26,096,523	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	18,258,680	164,777	0.49%	24,856,673	N/A	Semi-Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	1,137,910	164	0.05%	2,470,860	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	67,543,636	6,636	2.46%	124,057,497	N/A	Annually
Stone Lion Fund L.P., Class K Interests	Jan-13	50,842,029	*	1.18%	59,641,271	N/A	Quarterly
Stone Lion Fund Ltd., Class K Series 1	Jan-11	76,156,143	75,488	1.98%	99,959,533	N/A	Quarterly
Styx International Fund, Ltd., Class A, Series 1	Apr-02	12,531,589	4,405	0.31%	15,708,191	(2)	(2)

					1,080,748,791

Event Driven - 8.80%
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14E	Aug-04	568,171	105	0.00%	104,640	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14I	Aug-04	31,070,059	49,146	0.97%	48,961,394	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 10 13B	Jul-07	3,454,452	3,891	0.09%	4,540,949	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 2 14C	Jul-07	14,630	19	0.00%	19,743	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 2 14D	Jul-07	42,220	55	0.00%	56,958	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 2 14E	Jul-07	49,610	64	0.00%	66,887	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 6 14C	Jul-07	107,960	145	0.00%	139,548	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 6 14D	Jul-07	311,560	419	0.01%	402,667	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 6 14E	Jul-07	366,130	492	0.01%	472,856	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 12 14B	Jul-07	60,504,956	111,615	2.20%	111,158,684	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class N Series 12 14E	Nov-10	17,479,699	21,568	0.43%	21,490,567	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	139,860	140	0.01%	208,758	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	7,272,972	7,588	0.12%	6,124,886	(2)	(2)
Senator Global Opportunity Offshore Fund II Ltd Class A1 Series 11	Jul-14	185,068,495	185,068	3.81%	192,521,407	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	4,737,522	*	0.12%	6,178,473	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	1.03%	51,758,536	N/A	Quarterly

					444,206,953

Long/Short Equity - 26.40%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.89%	196,234,857	N/A	Monthly
Aleutian Fund, Ltd., Class A Unrestricted Series 28	Jul-14	30,000,000	30,000	0.61%	30,945,798	N/A	Monthly
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	109,365	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	101,587	(2)	(2)
JAT Capital Offshore Fund, Ltd., E1 Unrestricted Series Jul-14	Jul-14	50,000,000	50,000	0.93%	47,126,085	Jun-16	Annually
Lansdowne Developed Markets Fund Limited, Class N2 (Non- Restricted) US$ Shares	Feb-07	73,054,734	257,380	3.04%	153,359,639	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	133,012,437	64,310	3.74%	188,779,818	N/A	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	100,285,626	68,506	3.15%	158,981,650	Jun-15	Semi-Annually
Suvretta Offshore Fund, Ltd., Class 1-D Series 2013-01	Jan-13	20,000,000	20,000	0.61%	31,021,697	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-E Series 2013-03	Mar-13	60,000,000	54,982	1.55%	77,999,573	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class L Series 118	Dec-07	125,758,648	109,491	2.81%	141,905,163	N/A	Quarterly

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***

Investments in Investment Funds # ^ - 96.77% (continued)

TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	$3,708,415	3,787	0.07%	$3,536,132	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	138,072,975	88,115	5.12%	258,224,920	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	32,000,807	16,750	0.88%	44,440,354	N/A	Monthly

					1,332,766,638

Multi-Strategy - 10.42%
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 1	Nov-13	75,000,000	33,116	1.52%	76,669,211	Jun-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 2	Feb-14	25,000,000	25,000	0.48%	24,403,949	Sep-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 3	Mar-14	20,000,000	20,000	0.38%	19,137,934	Dec-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 4	Jul-14	30,000,000	30,000	0.57%	28,845,562	Mar-17	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd. - Class C, Non Restricted	Mar-11	132,281,876	125,446	3.44%	173,689,343	N/A	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	105,181,688	72,745	3.51%	177,448,171	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	485,228	685	0.03%	1,281,176	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback	Aug-12	12,836,362	*	0.25%	12,873,797	(2)	(2)(3)
Shepherd Investments International, Ltd., Class B Special Investment Holdback	Aug-12	292,645	*	0.01%	293,924	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Holdback	Aug-12	8,004,087	*	0.16%	8,027,551	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	248,659	246	0.01%	447,418	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	5,359,222	5,467	0.04%	1,805,076	(2)	(2)
Shepherd Select Asset Ltd., Class A	Aug-12	899,603	801	0.02%	1,007,589	(2)	(2)

					525,930,701

Relative Value - 16.77%
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	56,808,949	78,209	1.98%	99,897,406	N/A	Quarterly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G - Series 2	Feb-13	96,973,773	96,198	2.02%	102,064,762	N/A	Monthly
Capstone Vol (Offshore) Limited, Class A - 0913	Sep-13	75,000,000	75,000	1.45%	73,272,203	Sep-13	Quarterly
Capstone Vol (Offshore) Limited, Class A - 0914	Sep-14	75,000,000	75,000	1.43%	72,099,654	Sep-14	Quarterly
PDT Fusion Offshore Fund, Ltd., Class A NI Series 61 - February 2014	Feb-14	25,000,000	250,000	0.53%	26,838,215	N/A	Quarterly
PDT Partners Offshore Fund, Ltd., Class A NI Series 1 - January 2013	Jan-13	88,896,986	888,970	2.37%	119,587,502	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series SA)	Apr-12	91,431,143	*	2.09%	105,667,148	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	6,716,792	2,868	0.24%	12,075,276	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark 2	Nov-09	137,799,069	85,740	4.66%	235,387,075	N/A	Quarterly

					846,889,241

Trading - 12.97%
Brevan Howard Fund Limited - Class B US	Aug-09	158,548,300	822,743	3.74%	188,776,617	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	105,398,941	105,399	2.31%	116,390,563	N/A	Monthly
COMAC Global Macro Fund Limited - USD Class E Shares Non Voting	Dec-09	51,811,699	487,087	0.98%	49,729,224	N/A	Monthly
Edgestream Nias Fund Ltd., Class A Series 1B (January 2014)	Feb-09	92,282,851	96,124	2.13%	107,329,828	N/A	Monthly
Edgestream Sumatra Fund, L.P.	Jan-13	905,249	*	0.02%	1,117,024	N/A	Monthly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.82%	91,929,457	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series Benchmark	Jan-10	52,870,002	44,117	1.97%	99,419,897	N/A	Monthly

					654,692,610

Total Investments in Investment Funds # ^ - 96.77%		3,620,926,778			4,885,234,934

Investments in Securities # ^ - 0.05%

BlackLight Power, Inc. (4)		2,537,760		0.05%	2,537,760

Investment in Time Deposit - 3.10%		156,397,926			156,397,926

Total Investments - 99.92%		$3,779,862,464			5,044,170,620

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%					4,045,853

MEMBERS’ CAPITAL - 100.00%					$5,048,216,473

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (continued)

     Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital

Credit	21.41%
Event Driven	8.80%
Long/Short Equity	26.40%
Multi-Strategy	10.42%
Relative Value	16.77%
Trading	12.97%

Total Investments in Investment Funds	96.77%

#	Non-income producing securities.
^

Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2014 was $3,623,464,538 and $4,887,772,694, respectively.

*	Security is a partnership that does not issue shares.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***

Investing in GMAM Absolute Return Strategy Fund I (“Fund I”) involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the “Advisor”) on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing agreements. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I may not be able to fully liquidate its investment promptly.

(1)

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2014 that redemption from a tranche or a portion there of, that is in a lock-up period, is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2)

These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of December 31, 2014 was $140,237,905, which includes $44,632,286 of side pocket investments.

(3)

The holdback represents the portion of the compulsory redemption initiated by the Investment Fund that has not been distributed. The realization of the investment will occur upon the dissolution of the Investment Fund.

(4)	Received on November 30, 2014 as an in-kind distribution resulting from the final liquidation of Black Bear Offshore Liquidating Fund SPC September 30, 2009.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Investment Valuation – Investments in Investment Funds – GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC (“Fund I”), seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. General Motors Investment Management Corporation (the “Advisor”) generally conducts initial and annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures. In addition, the Advisor performs other reviews to help assess the reasonableness of the reported NAVs, including periodic reasonability tests of changes in each Investment Fund’s NAV (i.e. investment performance) and annual reviews of the audited financial statements of the Investment Funds.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of December 31, 2014, the Valuation Committee of Fund I had made a fair valuation determination for one investment held by Fund I. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (continued)

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

—	Level 1 - quoted prices in active markets for identical securities
—	Level 2 - other significant observable inputs
—	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.

Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of December 31, 2014:

Description	Level 1	Level 2	Level 3	Total Fair Value as of December 31, 2014

Investments in Investment Funds
Credit	$—	$249,023,030	$831,725,761	$1,080,748,791
Event Driven	—	49,066,034	395,140,919	444,206,953
Long/Short Equity	—	495,601,081	837,165,557	1,332,766,638
Multi-Strategy	—	177,448,171	348,482,530	525,930,701
Relative Value	—	555,091,667	291,797,574	846,889,241
Trading	—	465,915,993	188,776,617	654,692,610

Total Investments in Investment Funds	—	1,992,145,976	2,893,088,958	4,885,234,934

Investments in Securities	—	—	2,537,760	2,537,760
Investment in Time Deposit	—	156,397,926	—	156,397,926

Total Investments	$—	$2,148,543,902	$2,895,626,718	$5,044,170,620

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended December 31, 2014:

Description	Balance as of March 31, 2014	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of December 31, 2014

Credit	$707,155,761	$128,803,902	$–	$24,558,894	$594,071	$30,114,029	$(59,500,896)	$831,725,761
Event Driven	373,403,255	–	(330,929)	69,685,224	(46,891,065)	185,068,495	(185,794,061)	395,140,919
Long/Short Equity	780,205,668	–	–	20,357,472	25,426,344	80,000,000	(68,823,927)	837,165,557
Multi-Strategy	320,882,588	–	–	(695,738)	3,849,658	30,030,360	(5,584,338)	348,482,530
Relative Value	142,470,815	77,031,629	–	2,106,985	3,398,145	75,000,000	(8,210,000)	291,797,574
Trading	184,774,658	–	–	–	4,001,959	–	–	188,776,617
Investments in Securities	–	–	–	–	–	2,537,760	–	2,537,760

Total	$2,508,892,745	$205,835,531	$(330,929)	$116,012,837	$(9,620,888)	$402,750,644	$(327,913,222)	$2,895,626,718

Net change in unrealized appreciation (depreciation) for the period on Level 3 assets held as of December 31, 2014 is $148,839,350.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The transfers into Level 3 noted in the reconciliation table above, resulted during the second fiscal quarter end from a transfer to a new share class for an underlying Investment Fund, which is subject to a lock-up period, as well as, a newly instituted gate provision by another underlying Investment Fund. The transfer out of Level 3 noted in the reconciliation table above, resulted during the first, second and third fiscal quarter ends from an underlying Investment Fund’s transfer of a portion of the allocated illiquid investment to a liquid series. Typical reasons for changes in leveling include an underlying Investment Fund instituting or removing a gate and/or changes in the proportion of Fund I’s investment relative to the underlying Investment Fund’s total assets under management, which may affect liquidity and result in a change in the respective fair value hierarchy level. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria. No transfers were made between Level 1 and Level 2 during the period ended December 31, 2014.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of December 31, 2014, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering and governing documents. Unless otherwise noted below, Fund I had no unfunded capital commitments as of December 31, 2014.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has unfunded capital commitments totaling $47.7 million as of December 31, 2014.

Portfolio Managers using event driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have a redemption notice period of 65 days.

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED) (concluded)

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Accounting Pronouncement - In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to Scope, Measurement, and Disclosure Requirements relating to the criteria used in defining an investment company under U.S. GAAP. The new standard sets forth an assessment of fundamental characteristics that need to exist as well as certain typical characteristics that are generally present, for an entity to be considered an investment company. An entity regulated under the Investment Company Act of 1940 is directly considered an investment company under the new standard and as such it does not have to conduct the assessment of characteristics. The update also includes additional disclosure requirements for an entity to disclose the fact that it is an investment company, and to provide information about changes, if any, in its status as an investment company. Finally, an entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The requirements of the standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, with early application prohibited. The Advisor has implemented the standard, with no material impact to the Fund I’s financial statements.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (“Time Deposit”) at cost, which approximates fair value.

Tax Basis - The cost of Investments for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investments. The allocated taxable income has not been provided to Fund I for all of the Investments as of December 31, 2014. As such, the tax basis of Investments is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2014.

	Tax Basis	Book Basis
Cost basis	$3,777,732,205	$3,623,464,538

Accumulated gross unrealized appreciation	$1,205,020,017	$1,283,066,052
Accumulated gross unrealized depreciation	(94,979,528)	(18,757,896)

Accumulated net unrealized appreciation on investments	$1,110,040,489	$1,264,308,156

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date	02/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date	02/27/15

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer
(principal financial officer)

Date	02/27/15

* Print the name and title of each signing officer under his or her signature.